Commitments	12 Months Ended
Dec. 31, 2020
Commitments And Contingencies Disclosure [Abstract]
Commitments
26.	COMMITMENTS

The Company’s commitments as at December 31, 2020 were as follows:

In millions of U.S. dollars	Total	2021	2022	2023	2024	2025	Thereafter
Purchase obligations	1,978	1,488	237	124	68	61	—
of which:
Equipment purchase	916	916	—	—	—	—	—
Foundry purchase	935	475	216	119	64	61	—
Software, design, technologies and licenses	127	97	21	5	4	—	—
Other obligations	869	452	120	62	83	62	90
Total	2,847	1,940	357	186	151	123	90

Purchase obligations are primarily comprised of purchase commitments for equipment, for outsourced foundry wafers and for software licenses.

Other obligations primarily relate to firm contractual commitments with respect to partnership and cooperation agreements and other service agreements.